Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (5,213)	$ (11,934)	$ (15,383)	$ (6,762)
Weighted-average common shares outstanding - basic	11,255,399	10,424,137	10,574,934	9,220,534
Weighted-average common shares outstanding - diluted	11,255,399	10,424,137	10,574,934	9,220,534
Net loss per share attributable to Fusemachines Inc. common stockholders - basic	$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
Net loss per share attributable to Fusemachines Inc. common stockholders - diluted	$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)